Exhibit 99.1

World Omni Auto Receivables Trust 2023-B
Monthly Servicer Certificate
April 30, 2024

Dates Covered
Collections Period	04/01/24 - 04/30/24
Interest Accrual Period	04/15/24 - 05/14/24
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/24	678,278,147.66	34,055
Yield Supplement Overcollateralization Amount 03/31/24	62,370,025.63	0
Receivables Balance 03/31/24	740,648,173.29	34,055
Principal Payments	29,137,974.18	685
Defaulted Receivables	912,046.22	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/24	58,921,727.56	0
Pool Balance at 04/30/24	651,676,425.33	33,339

Pool Statistics	$ Amount	# of Accounts
Pool Factor	61.11%
Prepayment ABS Speed	1.58%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	7,974,292.07	330
Past Due 61-90 days	2,580,117.39	102
Past Due 91-120 days	368,620.34	19
Past Due 121+ days	0.00	0
Total	10,923,029.80	451

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.54%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.41%
Delinquency Trigger Occurred	NO

Recoveries	904,139.34
Aggregate Net Losses/(Gains) - April 2024	7,906.88
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.01%
Prior Net Losses/(Gains) Ratio	0.99%
Second Prior Net Losses/(Gains) Ratio	0.73%
Third Prior Net Losses/(Gains) Ratio	0.39%
Four Month Average	0.53%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.33%

Overcollateralization Target Amount	7,494,278.89
Actual Overcollateralization	7,494,278.89
Weighted Average Contract Rate	5.69%
Weighted Average Contract Rate, Yield Adjusted	10.38%
Weighted Average Remaining Term	49.41

Flow of Funds	$ Amount
Collections	33,614,957.27
Investment Earnings on Cash Accounts	15,984.05
Servicing Fee	(617,206.81)
Transfer to Collection Account	-
Available Funds	33,013,734.51

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,593,368.99
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	3,061,523.63
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,740,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,494,278.89
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,929,360.25

Total Distributions of Available Funds	33,013,734.51

Servicing Fee	617,206.81
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 04/15/24	670,477,948.96
Principal Paid	26,295,802.52
Note Balance @ 05/15/24	644,182,146.44

Class A-1
Note Balance @ 04/15/24	0.00
Principal Paid	0.00
Note Balance @ 05/15/24	0.00
Note Factor @ 05/15/24	0.0000000%

Class A-2a
Note Balance @ 04/15/24	136,107,123.40
Principal Paid	15,791,213.00
Note Balance @ 05/15/24	120,315,910.40
Note Factor @ 05/15/24	52.3112654%

Class A-2b
Note Balance @ 04/15/24	90,540,825.56
Principal Paid	10,504,589.52
Note Balance @ 05/15/24	80,036,236.04
Note Factor @ 05/15/24	52.3112654%

Class A-3
Note Balance @ 04/15/24	297,200,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	297,200,000.00
Note Factor @ 05/15/24	100.0000000%

Class A-4
Note Balance @ 04/15/24	99,500,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	99,500,000.00
Note Factor @ 05/15/24	100.0000000%

Class B
Note Balance @ 04/15/24	31,390,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	31,390,000.00
Note Factor @ 05/15/24	100.0000000%

Class C
Note Balance @ 04/15/24	15,740,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	15,740,000.00
Note Factor @ 05/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,788,571.74
Total Principal Paid	26,295,802.52
Total Paid	29,084,374.26

Class A-1
Coupon	5.31600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.25000%
Interest Paid	595,468.66
Principal Paid	15,791,213.00
Total Paid to A-2a Holders	16,386,681.66

Class A-2b
SOFR Rate	5.33002%
Coupon	6.04002%
Interest Paid	455,723.66
Principal Paid	10,504,589.52
Total Paid to A-2b Holders	10,960,313.18

Class A-3
Coupon	4.66000%
Interest Paid	1,154,126.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,154,126.67

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.6714807
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.1916524
Total Distribution Amount	27.8631331

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.5889942
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	68.6574478
Total A-2a Distribution Amount	71.2464420

A-2b Interest Distribution Amount	2.9785860
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	68.6574478
Total A-2b Distribution Amount	71.6360338

A-3 Interest Distribution Amount	3.8833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.8833333

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	116.43
Noteholders' Third Priority Principal Distributable Amount	598.57
Noteholders' Principal Distributable Amount	285.00

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/24	2,616,119.83
Investment Earnings	11,276.31
Investment Earnings Paid	(11,276.31)
Deposit/(Withdrawal)	-
Balance as of 05/15/24	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,195,822.56	$3,985,840.21	$4,390,867.36
Number of Extensions	150	140	155
Ratio of extensions to Beginning of Period Receivables Balance	0.57%	0.52%	0.55%